Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a) (b)
......... 8,081,073 $ 976,112,808
Analog Devices, Inc. .................. 2,541,903 540,052,711
Applied Materials, Inc. ................ 3,172,465 515,937,983
ARM Holdings plc , ADR
(a) (b)
............. 618,852 76,341,583
ASE Technology Holding Co. Ltd. , ADR ..... 10,824,478 109,002,493
ASML Holding NV (Registered), NYRS , ADR
(a)
729,228 505,413,342
Broadcom, Inc. ..................... 6,839,350 1,585,634,904
Entegris, Inc. ....................... 2,570,577 254,641,358
Intel Corp. ........................ 23,046,198 462,076,270
KLA Corp. ......................... 856,625 539,776,545
Lam Research Corp.
(a)
................ 7,502,190 541,883,184
Lattice Semiconductor Corp.
(a) (b)
.......... 2,332,224 132,120,490
Marvell Technology, Inc. ............... 5,979,726 660,460,737
Microchip Technology, Inc. .............. 8,130,565 466,287,903
Micron Technology, Inc. ................ 5,658,617 476,229,207
MKS Instruments, Inc. ................ 1,144,751 119,500,557
Monolithic Power Systems, Inc. .......... 800,048 473,388,402
NVIDIA Corp. ...................... 8,018,236 1,076,768,912
NXP Semiconductors NV
(a)
............. 2,416,451 502,259,340
ON Semiconductor Corp.
(a) (b)
............ 7,237,095 456,298,840
Onto Innovation, Inc.
(b)
................ 838,035 139,675,293
Qorvo, Inc.
(a) (b)
...................... 1,604,260 112,185,902
QUALCOMM, Inc. ................... 5,505,489 845,753,220
Skyworks Solutions, Inc. ............... 2,724,377 241,597,752
STMicroelectronics NV, NYRS , ADR
(a)
...... 4,429,680 110,609,110
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR
(a)
......................... 2,711,456 535,485,445
Teradyne, Inc. ...................... 2,711,360 341,414,451
Texas Instruments, Inc. ................ 4,341,560 814,085,915
United Microelectronics Corp. , ADR
(a)
...... 12,273,483 79,654,905
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. ............... 749,662 $ 109,600,584
Total Long-Term Investments — 99 .8%
(Cost: $ 15,776,623,552 ) ............................ 13,800,250,146
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 319,559,981 319,719,761
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 18,505,872 18,505,872
Total Short-Term Securities — 2 .5%
(Cost: $ 338,176,092 ) .............................. 338,225,633
Total Investments — 102 .3%
(Cost: $ 16,114,799,644 ) ............................ 14,138,475,779
Liabilities in Excess of Other Assets — (2.3) % ............. (315,163,359)
Net Assets — 100.0% ...............................
$ 13,823,312,420
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 170,427,701 $ 149,249,606
(a)
$ — $ 62,931 $ (20,477) $ 319,719,761 319,559,981 $ 1,494,731
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,000,050 7,505,822
(a)
— — — 18,505,872 18,505,872 766,082 —
$ 62,931 $ (20,477) $ 338,225,633 $ 2,260,813 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 88 03/21/25 $ 20,817 $ (486,293)
Russell 2000 E-Mini Index .................................................... 4 03/21/25 450 606
$ (485,687)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,800,250,146 $ — $ — $ 13,800,250,146
Short-Term Securities
Money Market Funds ...................................... 338,225,633 — — 338,225,633
$ 14,138,475,779 $ — $ — $ 14,138,475,779
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 606 $ — $ — $ 606
Liabilities
Equity contracts ........................................... (486,293) — — (486,293)
$ (485,687) $ — $ — $ (485,687)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares